Pension Plans and Retiree Benefits - Schedule of Net Periodic Benefit Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit
Defined Benefit Plan Disclosure
Current service cost	$ 27	$ 30
Interest cost	50	61
Expected return on plan assets	(77)	(82)
Amortization of past service cost (credit)	0	0
Amortization of net actuarial loss	7	11
Plan settlements	2	7
Net benefit cost (income) recognized	9	27
Post-Retirement Benefits
Defined Benefit Plan Disclosure
Current service cost	10	9
Interest cost	12	15
Expected return on plan assets	(34)	(40)
Amortization of past service cost (credit)	(18)	(19)
Amortization of net actuarial loss	(6)	(5)
Plan settlements	0	0
Net benefit cost (income) recognized	(36)	(40)
Canada | Defined Benefit
Defined Benefit Plan Disclosure
Current service cost	4	3
Interest cost	1	1
Expected return on plan assets	(1)	(1)
Amortization of past service cost (credit)	0	0
Amortization of net actuarial loss	1	1
Plan settlements	0	0
Net benefit cost (income) recognized	5	4
Canada | Post-Retirement Benefits
Defined Benefit Plan Disclosure
Current service cost	0	0
Interest cost	0	0
Expected return on plan assets	0	0
Amortization of past service cost (credit)	0	0
Amortization of net actuarial loss	0	0
Plan settlements	0	0
Net benefit cost (income) recognized	0	0
Foreign Plan | Defined Benefit
Defined Benefit Plan Disclosure
Current service cost	23	27
Interest cost	49	60
Expected return on plan assets	(76)	(81)
Amortization of past service cost (credit)	0	0
Amortization of net actuarial loss	6	10
Plan settlements	2	7
Net benefit cost (income) recognized	4	23
Foreign Plan | Post-Retirement Benefits
Defined Benefit Plan Disclosure
Current service cost	10	9
Interest cost	12	15
Expected return on plan assets	(34)	(40)
Amortization of past service cost (credit)	(18)	(19)
Amortization of net actuarial loss	(6)	(5)
Plan settlements	0	0
Net benefit cost (income) recognized	$ (36)	$ (40)